Revenue from Contracts with Customers Revenue from Contracts with Customers (Contract Balances) (Details) $ in Millions	Nov. 03, 2019 USD ($)
Contract Assets
Opening balance November 5, 2018	$ 18
Closing balance November 3, 2019	259
Contract Liabilities
Opening balance November 5, 2018	272
Closing balance November 3, 2019	$ 1,808